Operating and Geographic Segmentation	12 Months Ended
Oct. 31, 2024
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Operating and Geographic Segmentation
Note 26: Operating and Geographic Segmentation
Operating Groups
We conduct our business through three operating groups, each of which has a distinct mandate. Our operating groups reflect our organizational and management structure and therefore these groups, and the results attributed to them, may not be comparable with those of other financial services companies. We evaluate the performance of our operating groups using reported and adjusted measures, such as net income, revenue growth, return on equity and non-interest
expense-to-revenue
(efficiency) ratio, as well as operating leverage. The acquisition of Bank of the West has been reflected in the U.S. P&C and BMO WM reporting segments.
Personal and Commercial Banking
P&C
comprises
two operating segments: Canadian P&C and U.S. P&C.
Canadian Personal and Commercial Banking
Canadian P&C provides a full range of financial products and services to nearly eight million customers. Personal and Business Banking provides financial solutions through a network of almost 900 branches, contact centres, digital banking platforms and more than 3,200 automated teller machines. Commercial Banking serves clients across Canada and delivers sector and industry expertise, as well as a local presence.
U.S. Personal and Commercial Banking
U.S. P&C provides financial products and services to four million customers. Personal and Business Banking provides financial solutions through a network of nearly
1,000 branches, contact centres, digital banking platforms and more than 40,000 automated teller machines. Commercial Banking serves clients across the United States and delivers sector and industry expertise, as well as a local presence.
BMO Wealth Management
BMO WM serves a full range of client segments, from mainstream to ultra high net worth and institutional, with a broad offering of wealth management products and services, including insurance products.
BMO Capital Markets
BMO CM offers a comprehensive range of products and services to corporate, institutional and government clients. Through our Investment and Corporate Banking and Global Markets lines of business, there are approximately
 2,700 professionals, operating in 30 locations around the world.

Corporate Services
Corporate Services consists of Corporate Units and Technology and Operations (T&O). Corporate Units provide enterprise-wide expertise, governance and support in a variety of areas, including strategic planning, risk management, finance, legal and regulatory compliance, human resources, communications, marketing, real estate and procurement. T&O develops, monitors, manages and maintains governance of information technology including data and analytics, and also provides cybersecurity and operations services.
The costs of these Corporate Units and T&O services are largely transferred to the three operating groups (P&C, BMO WM and BMO CM), with any remaining amounts retained in Corporate Services results. As such, Corporate Services results largely reflect the impact of residual unallocated expenses, residual treasury-related activities and the elimination of taxable equivalent adjustments. We review our expense allocation methodologies annually and update these as appropriate.
Basis of Presentation
The results of these operating groups are based on our internal financial reporting systems. The accounting policies used in these segments are generally consistent with those followed in the preparation of our consolidated financial statements, as disclosed in Note 1 and throughout the consolidated financial statements. Income taxes presented below may not be reflective of taxes paid in each jurisdiction in which we operate. Income taxes are generally applied to each segment based on a statutory tax rate and may be adjusted for items and activities specific to each segment. A notable accounting measurement difference is the taxable equivalent basis adjustment, as described below.
Periodically, certain business lines and units within the business lines are transferred between client and corporate support groups in order to more
closely align our organizational structure with our strategic priorities. In addition, revenue and expense allocations are updated to more accurately align with current experience. Results for prior periods are restated to conform with the current year’s presentation.
Taxable Equivalent Basis
We analyze revenue on a taxable equivalent basis (teb) at the operating group level. Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the operating segments’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes. Beginning January 1, 2024, we did not take the deduction for certain Canadian dividends received in BMO CM due to proposed legislation, and as a result, we no longer report this revenue on a teb. This proposed legislation was enacted in the third quarter of
fiscal 2024. The teb adjustment for the year ended October 31, 2024 was $58 million ($354 million in 2023).
Inter-Group Allocations
Various estimates and allocation methodologies are used in the preparation of the operating groups’ financial information. Overhead expenses are allocated to operating groups using allocation formulas applied on a consistent basis. Operating group net interest income reflects internal funding charges and credits on the groups’ assets, liabilities and capital at market rates, taking into account relevant terms and currency considerations. The offset of the net impact of these charges and credits is reflected in Corporate Services. These inter-group allocations are also applied to the geographic segmentation.

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2024 Total
Net interest income (2)	$8,852	$8,162	$1,313	$1,731	$(590)	$19,468
Non-interest revenue	2,587	1,602	4,333	4,785	20	13,327
Total Revenue	11,439	9,764	5,646	6,516	(570)	32,795
Provision for credit losses on impaired loans	1,326	1,274	26	367	73	3,066
Provision for (recovery of) credit losses on performing loans	333	389	5	2	(34)	695
Total provision for credit losses	1,659	1,663	31	369	39	3,761
Depreciation and amortization	590	957	264	299	–	2,110
Non-interest expense	4,415	4,941	3,704	3,979	350	17,389
Income (loss) before taxes and non-controlling interest in subsidiaries	4,775	2,203	1,647	1,869	(959)	9,535
Provision for (recovery of) income taxes	1,318	374	399	377	(260)	2,208
Reported net income (loss)	$3,457	$1,829	$1,248	$1,492	$(699)	$7,327
Non-controlling interest in subsidiaries	$–	$2	$–	$–	$7	$9
Net income (loss) attributable to bank shareholders	$3,457	$1,827	$1,248	$1,492	$(706)	$7,318
Average assets (3)	$327,883	$236,341	$64,674	$468,963	$271,554	$1,369,415

	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2023 Total
Net interest income (2)	$8,043	$7,607	$1,380	$2,490	$(839)	$18,681
Non-interest revenue	2,516	1,573	4,031	3,902	(1,444)	10,578
Total Revenue	10,559	9,180	5,411	6,392	(2,283)	29,259
Provision for credit losses on impaired loans	724	364	5	9	78	1,180
Provision for credit losses on performing loans	185	142	13	9	649	998
Total provision for credit losses	909	506	18	18	727	2,178
Depreciation and amortization	573	891	288	340	–	2,092
Non-interest expense	4,150	4,553	3,590	3,938	2,811	19,042
Income (loss) before taxes and non-controlling interest in subsidiaries	4,927	3,230	1,515	2,096	(5,821)	5,947
Provision for (recovery of) income taxes	1,354	741	369	471	(1,425)	1,510
Reported net income (loss)	$3,573	$2,489	$1,146	$1,625	$(4,396)	$4,437
Non-controlling interest in subsidiaries	$–	$6	$–	$–	$6	$12
Net income (loss) attributable to bank shareholders	$3,573	$2,483	$1,146	$1,625	$(4,402)	$4,425
Average assets (3)	$310,323	$211,864	$60,092	$466,030	$251,215	$1,299,524

(1)	Corporate Services includes T&O.
(2)	Operating groups report on a teb – see Basis of Presentation section.
(3)
Included within average assets are average earning assets, which comprise
deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for
2024
are $1,237,245 million, including $319,795 million for Canadian P&C, $215,987 million for U.S. P&C and $701,463 million for all other operating segments, including Corporate Services (2023 – Total: $1,145,870 million, Canadian P&C: $296,164 million, U.S. P&C: $195,363 million and all other operating segments: $654,343 million).

Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).
Geographic Information
We operate primarily in Canada and the United States, but we also have operations in the United Kingdom, Europe, the Caribbean and Asia, which are grouped within other countries in the table below. We allocate our results by geographic region based on the location of the unit responsible for managing the related assets, liabilities, revenues and expenses.
Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)				2024
	Canada	United States	Other countries	Total
Total Revenue	$16,107	$14,465	$2,223	$32,795
Income before taxes	4,434	3,547	1,554	9,535
Reported net income	3,199	2,865	1,263	7,327
Average Assets	692,750	613,098	63,567	1,369,415

				2023
Total Revenue	$15,087	$11,836	$2,336	$29,259
Income (loss) before taxes	4,635	(176)	1,488	5,947
Reported net income	3,194	29	1,214	4,437
Average Assets	665,025	572,434	62,065	1,299,524
Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).